Application of New Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2020
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Application of New Standards, Amendments and Interpretations
3.	APPLICATION OF NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS
(1)	New and amended standards adopted by the group

A number of new or amended standards became applicable for the current reporting period and the Group had to change its accounting policies as a result of adopting the following standards:

•	Amendments to IAS 1 and IAS 8 on definition of material
•	Amendment to IFRS 3, Business combinations
•	Amendments to IFRS 9, IAS 39 and IFRS 7 - Interest rate benchmark reform
•	Amendment to IFRS 16 Leases Covid 19- Related rent concessions

The above standards and interpretations have immaterial impact to the Group’s financial condition and financial performance based on the Group’s assessment.

(2)	New standards and interpretations not yet adopted

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements are disclosed below. The Company intends to adopt these standards, if applicable, when they become effective.

•	Amendments to IFRS 4 Insurance contracts (effective 1 January 2021)
•	Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 Interest Rate Benchmark Reform – Phase 2 (effective 1 January 2021)
•	Amendments to IAS 1, Presentation of financial statements' on classification of liabilities (effective 1 January 2023) subject to endorsement
•	Annual Improvements 2018-2020 (effective 1 January 2022)
•	Narrow scope amendments to IFRS 3, IAS 16 and IAS 37 (effective 1 January 2022)

The above standards and interpretations have immaterial impact to the Group’s financial condition and financial performance based on the Group’s assessment.